SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
Schedule of Accounts Receivable
	December 31
	2015	2014

	U.S dollars in thousands
a. Accounts receivable - other:
Advance to supplier	$71	$128
Institutions	1,291	1,126
Chief Scientist	54	65
Fair value of derivatives	423	905
Prepaid expenses and sundry	519	886
	$2,358	$3,110

Schedule of Accounts Payable and Accruals

b. Accounts payable and accruals - other:
Employees and payroll related institutions	$1,541	$727
Provision for vacation and recreation pay	468	402
Royalties payable	106	93
Fair value of derivatives	45	217
Accrued expenses and sundry	3,267	2,130
	$5,427	$3,569

Schedule of Research and Development Expenses
	Year ended December 31
	2015	2014	2013

	U.S. dollars in thousands
c. Research and development expenses - net:
Total expenses	$6,275	$6,131	$6,144
Less - participation and grants	126	145	197
	$6,149	$5,986	$5,947

Schedule of Financial income (expenses), Net

d. Financial income (expenses) - net:
Interest expenses and other bank charges	$(152)	$(139)	$(595)
Interest income	601	332	50
Foreign exchange gain (losses) – net	(311)	276	(82)
Gain in respect of derivatives – net	333	30	96
	$471	$499	$(531)